Current and long-term debt - Convertible senior notes due 2022 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current portion	$ 1,009,565		$ 999,268
Interest expense on borrowings	74,186	$ 82,898
Expense Due to Accretion of Convertible Notes	4,565	$ 6,995
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	1,500
Expense Due to Accretion of Convertible Notes	2,300
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	2,740,441
Borrowings	3,145,463		3,139,043
Gross carrying amount [member] | Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	184,615
Borrowings	$ 184,615		$ 180,050